CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net loss	$ (1,955,885)	$ (2,620,621)	$ (5,678,989)	$ (4,480,910)
Adjustments to reconcile net loss to net cash used in operating activities:
Gain on extinguishment of debt	(23,981)	31,263	(3,500)	(491,830)
Debt modification expense	966	159,638	272,862
Write off of website development costs	38,750
Write off of capitalized software			130,212
Common stock issued for services	155,534	48,600
Common stock issued for compensation	105,500		108,261
Stock issued for interest	6,842	14,796	24,451	79,837
Compensatory element of stock options	220,379	632,381	1,381,775	670,548
Depreciation	13,249	30,049	53,447	62,859
Amortization of deferred financing costs				10,000
Amortization of software and website development costs	47,021	74,974	144,575	87,120
Amortization of intangible assets				9,657
Amortization of discount related to debt	535,054	187,664	684,186	650,254
Interest and compensation expense as a result of modification of warrant exercise price				133,398
Increase (decrease) in cash flows as a result of changes in asset and liability account balances:
Accounts receivable		32	238	1,653
Prepaid expenses and other assets	(3,138)	5,031	541	6,109
Deferred rent	(1,846)	(1,846)	(3,692)	(1,957)
Accounts payable and accrued expenses	375,936	163,935	208,987	(68,886)
Due to stockholders	(4,314)		(112,152)	28,719
Total adjustments	1,527,906	1,516,204	3,288,619	2,316,111
Net cash used in operating activities	(427,979)	(1,104,417)	(2,390,370)	(2,164,799)
Cash flows from investing activities:
Capitalized software costs	(123,301)	(89,044)	(168,467)	(247,207)
Capitalized website development costs	(5,000)		(15,000)	(45,000)
Net cash used in investing activities	(128,301)	(89,044)	(183,467)	(292,207)
Cash flows from financing activities:
Proceeds from sale of Preferred B securities		1,300,000	2,650,000	2,000,000
Proceeds from sale of common stock	337,500
Proceeds from exercise of stock options	26,970		8,880
Payments to stockholders		(56,076)		(306,809)
Proceeds from bridge notes payable	170,000	200,000	645,125	1,600,000
Payments under capital lease	(3,229)	(22,267)	(44,762)	(70,388)
Net cash provided by financing activities	498,468	1,204,842	2,596,156	2,469,679
Net (decrease) increase in cash	(57,812)	11,381	22,319	12,673
Cash at beginning of period	60,209	37,890	37,890	25,217
Cash at end of period	2,397	49,271	60,209	37,890
Supplemental Schedules of Noncash Investing and Financing Activities:
Cash payment made during the period-Interest			12,248	11,745
Restricted stock issued in connection to bridge loans		31,438	268,470	266,744
Warrants granted in connection to convertible loan issuance			34,719	94,368
Beneficial conversion feature in relation to bridge loans		26,653	804,520	341,293
Common stock dividends payable for Series B Preferred Stock	233,792		90,840	43,556
Common stock dividends issued for Series B Preferred Stock		90,430	170,099
Consulting Services
Adjustments to reconcile net loss to net cash used in operating activities:
Warrants/options issued	61,954	169,687	215,196	1,117,629
Bridge Loan
Cash flows from financing activities:
Payments of notes payable	(30,000)	(210,000)	(660,125)	(513,109)
Supplemental Schedules of Noncash Investing and Financing Activities:
Debt discount		15,121
Equipment
Cash flows from financing activities:
Payments of notes payable	(2,773)		(2,962)
10 Percent Investor
Cash flows from financing activities:
Payments of notes payable		(6,815)		(191,008)
Settlement of Litigation
Supplemental Schedules of Noncash Investing and Financing Activities:
Common stock issued	25,000	72,000	72,000	45,000
Settlement of Debt
Supplemental Schedules of Noncash Investing and Financing Activities:
Common stock issued	267,033	14,000	14,000
Convertible Debt
Supplemental Schedules of Noncash Investing and Financing Activities:
Common stock issued	1,116,126	311,404	841,063	443,160
Modification of warrants issued with Series B Preferred Stock
Supplemental Schedules of Noncash Investing and Financing Activities:
Deemed preferred stock dividend		2,023,804	2,783,291
Issuance of warrants and common stock in connection with purchase of Series B Preferred
Supplemental Schedules of Noncash Investing and Financing Activities:
Deemed preferred stock dividend		2,953,181	4,630,000	2,000,000
Legal Settlement
Adjustments to reconcile net loss to net cash used in operating activities:
Warrants/options issued			111,924
Other Services
Adjustments to reconcile net loss to net cash used in operating activities:
Warrants/options issued			71,308	21,000
Banks
Cash flows from financing activities:
Payments of notes payable				(49,007)
Interest Expense
Supplemental Schedules of Noncash Investing and Financing Activities:
Common stock issued	125,012	228,750
Restricted Stock
Supplemental Schedules of Noncash Investing and Financing Activities:
Debt discount		154,054
Warrant
Supplemental Schedules of Noncash Investing and Financing Activities:
Debt discount		$ 38,795